Impairments - Loss Allowance (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and off balance
Provision ratio	0.15%	0.23%
12-month expected credit losses
Loans and off balance
Provision ratio	0.02%	0.06%
Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Provision ratio	0.18%	0.11%
Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Provision ratio	3.25%	4.07%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 350,246	kr 346,506	kr 353,829
Of which guaranteed	67.30%	68.60%
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	kr 283,931	kr 284,060
Gross carrying amount | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	48,732	51,510
Gross carrying amount | Loans to credit institutions
Loans and off balance
Loans and off balance	10,328	7,914
Gross carrying amount | Loans to the public
Loans and off balance
Loans and off balance	224,871	224,636
Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	66,315	62,446
Gross carrying amount | Guarantees
Loans and off balance
Loans and off balance	9,428	7,471
Gross carrying amount | Committed undisbursed loans
Loans and off balance
Loans and off balance	56,887	54,975
Gross carrying amount | 12-month expected credit losses
Loans and off balance
Loans and off balance	kr 289,986	kr 278,263	283,296
Of which guaranteed	61.90%	62.90%
Gross carrying amount | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	kr 245,998	kr 239,892
Gross carrying amount | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	48,665	50,148
Gross carrying amount | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	10,328	7,914
Gross carrying amount | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	187,005	181,830
Gross carrying amount | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	43,988	38,371
Gross carrying amount | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	7,533	6,079
Gross carrying amount | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	36,455	32,292
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	kr 48,382	kr 54,290	58,563
Of which guaranteed	94.20%	92.80%
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 30,678	kr 34,916
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	67	80
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	30,611	34,836
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	17,704	19,374
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	1,895	1,163
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	15,809	18,211
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	kr 11,878	kr 13,953	11,970
Of which guaranteed	94.30%	87.70%
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 7,255	kr 9,252
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance		1,282
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	7,255	7,970
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	4,623	4,701
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance		229
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	4,623	4,472
Accumulated impairment
Loans and off balance
Loans and off balance	(526)	(795)	(223)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(523)	(757)
Accumulated impairment | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(6)	(283)
Accumulated impairment | Loans to credit institutions
Loans and off balance
Loans and off balance	0	(3)
Accumulated impairment | Loans to the public
Loans and off balance
Loans and off balance	(517)	(471)
Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	(3)	(38)
Accumulated impairment | Guarantees
Loans and off balance
Loans and off balance	0	(1)
Accumulated impairment | Committed undisbursed loans
Loans and off balance
Loans and off balance	(3)	(37)
Accumulated impairment | 12-month expected credit losses
Loans and off balance
Loans and off balance	(54)	(167)	(130)
Accumulated impairment | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	(51)	(151)
Accumulated impairment | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(6)	(23)
Accumulated impairment | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	0	(3)
Accumulated impairment | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	(45)	(125)
Accumulated impairment | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	(3)	(16)
Accumulated impairment | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	(3)	(16)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(86)	(61)	(23)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	(86)	(40)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(86)	(40)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	0	(21)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	0	(21)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	(386)	(567)	kr (70)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	(386)	(566)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance		(260)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(386)	(306)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	0	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance		(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	kr 0	kr 0